Impairment - Schedule of Impairment (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Impairment [Line Items]
Total impairment charge (credit)	£ 364	£ (677)
Impairment charge (credit) on drawn balances
Schedule Of Impairment [Line Items]
Total impairment charge (credit)	332	(597)
Provisions in relation to loan commitments and financial guarantees
Schedule Of Impairment [Line Items]
Total impairment charge (credit)	32	(78)
Financial assets at amortised cost
In respect of:
Impairment loss on financial assets	332	(597)
Financial assets at amortised cost | Loans and advances to banks
In respect of:
Impairment loss on financial assets	1	(3)
Financial assets at amortised cost | Loans and advances to customers
In respect of:
Impairment loss on financial assets	329	(594)
Financial assets at amortised cost | Debt securities
In respect of:
Impairment loss on financial assets	2	0
Financial assets at fair value through other comprehensive income
Schedule Of Impairment [Line Items]
Total impairment charge (credit)	0	(2)
Impairment
Schedule Of Impairment [Line Items]
Impact of transfers between stages	419	152
Other changes in credit quality	15	(473)
Additions and repayments	(76)	(359)
Methodology and model changes	2	3
Other items	4	0
Total charge in the period, excluding transfers	£ (55)	£ (829)